Consolidated Statements of Operations - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating revenues: (Notes 2(e), 5 and 18)
Time charter and bareboat revenues		$ 278,581,000	$ 282,502,000	$ 278,191,000
Loss of hire insurance recoveries (Notes 2(t) and 8)				450,000
Other income		641,000	59,000	815,000
Total revenues (Notes 2(e), 5, 6, 7 and 18)		279,222,000	282,561,000	279,456,000
Operating expenses:
Vessel operating expenses (Notes 2(e) and 18)		61,005,000	60,129,000	56,730,000
Vessel operating expenses (Note 2(e) and Note 18		89,743,000	89,844,000	88,756,000
General and administrative expenses		5,392,000	4,858,000	5,290,000
Total operating expenses		156,140,000	154,831,000	150,776,000
Operating income		123,082,000	127,730,000	128,680,000
Finance income (expense):
Interest income		125,000	865,000	739,000
Interest expense (Note 9(a))		(31,645,000)	(50,735,000)	(49,956,000)
Other finance expense (Notes 2(f) and 9(b))		(705,000)	(845,000)	(1,260,000)
Realized and unrealized gain (loss) on derivative instruments (Note 10)		(25,679,000)	(17,797,000)	4,039,000
Net gain (loss) on foreign currency transactions		57,000	(252,000)	(79,000)
Total finance expense		(57,847,000)	(68,764,000)	(46,517,000)
Income before income taxes		65,235,000	58,966,000	82,163,000
Income tax benefit (expense) (Notes 2(r) and 17)		(10,000)	(9,000)	2,000
Net income	[1]	65,225,000	58,957,000	82,165,000
Series A Preferred unitholders' interest in net income		7,200,000	7,200,000	7,200,000
General Partner's interest in net income		1,072,000	956,000	1,384,000
Limited Partners' interest in net income		$ 56,953,000	$ 50,801,000	$ 73,581,000
Earnings per unit (Basic): (Note 20)
General Partner unit (basic&diluted)		$ 1.74	$ 1.55	$ 2.25
Earnings per unit (Diluted): (Note 20)
General Partner unit (basic&diluted)		1.74	1.55	2.25
Common Units [Member]
Earnings per unit (Basic): (Note 20)
Common unit (basic)		1.74	1.55	2.25
Earnings per unit (Diluted): (Note 20)
Common unit (diluted)		$ 1.74	$ 1.55	$ 2.22

[1]	included in net income are interests paid amounting to $31.0, $49.0 and $45.9 million as of December 31, 2020, 2019 and 2018, respectively.